INVENTORY (Schedule of Inventory) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016
Classes of current inventories [abstract]
Handsets and devices	₪ 60		₪ 60
Accessories and other	8		9
Spare parts	19		22
ISP modems, routers, servers and related equipment	6		5
Inventories	93	[1]	96
Write-offs recorded	5		6
Cost of inventory recognized as expenses and included in cost of revenues for the year ended	₪ 558		₪ 673

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.